Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2017
Related Party Transactions [Abstract]
Summary of Related Party Transactions
From time to time, we have transactions with other companies in which we hold an interest all of which are individually and in the aggregate immaterial, as summarized in the table below.

	As of December 31,		For the years ended December 31,
(in thousands)	2017	2016	2017	2016	2015
Net sales	—	—	$3,852	$1,360	$418
Reimbursements against research and development costs	—	—	—	—	$2,032
Accounts receivable	$3,802	$1,302	—	—	—
Other long-term assets	$17,713	$13,067	—	—	—
Accounts payable	$1,921	$391	—	—	—
Accrued and other current liabilities	$9,028	$3,926	—	—	—
Other long-term liabilities	$3,075	$5,889	—	—	—